CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Balance Sheet [Table Text Block]
Balance Sheets

	As of September 30,
	2017	2016
ASSETS
Cash and cash equivalent	$55	$-
Due from related parties	-	50,000
Investment in ZK Pipe	5,581,999	-
Total assets	$5,582,054	$50,000

LIABILITIES AND STOCKHOLDERS’ EQUITY
	$-	$-
Total liabilities	-	-

STOCKHOLDERS’ EQUITY
Common stock, $0.001 par value, 50,000,000 shares authorized, 13,068,346 and 9,000,000 shares issued and outstanding, respectively	$-	$-
Additional paid-in capital	5,582,099	50,000
Accumulated deficits	(45)	-
Total stockholders' equity	5,582,054	50,000

Total liabilities and stockholders’ equity	$5,582,054	$50,000

Condensed Income Statement [Table Text Block]
Statements of Operations and Comprehensive income

	For the year ended September 30,
	2017	2016
Operating expenses:
General and administrative expenses	$45	$-

Total operating expenses	45	-

Net loss and comprehensive loss	$(45)	$-

Net loss per common share – basic and diluted	$-	$-

Weighted average number of common shares outstanding – basic	10,970,000	9,000,000
Weighted average number of common shares outstanding – diluted	10,973,674	9,000,000

Condensed Cash Flow Statement [Table Text Block]
Statements of Cash Flows

	For the year ended September 30,
	2017	2016
Cash flows used in operating activities
Net loss	$(45)	$-
Net cash used in operating activities	(45)	-

Cash flows provided by financing activities
Cash received from Share Issuances	5,582,099	-
Net cash provided by financing activities	5,582,099	-

Cash flows used in financing activities
Cash invested to ZK Pipe	(5,581,999)
Net cash used in financing activities	(5,581,999)	-

Increase in cash and cash equivalents	55	-
Cash and cash equivalents, beginning of year	-	-

Cash and cash equivalents, end of year	$55	$-

Supplemental Cash Flows Information:
Income tax paid	$-	$-
Interest paid	$-	$-

Non-cash investing and financing activities:
Shares issued to founders	$-	$-